Major customers representing at least 10% of net sales (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Revenue, Major Customer [Line Items]
NET SALES	$ 457,253	$ 530,348	[1]	$ 523,404	[1]
Net sales | Customers accounted for 10% or more | Intel
Revenue, Major Customer [Line Items]
NET SALES	$ 75,608	$ 67,791		$ 50,205
Major customers, percentage of net sales	16.00%	13.00%		10.00%
Net sales | Customers accounted for 10% or more | Micron
Revenue, Major Customer [Line Items]
NET SALES	$ 67,682
Major customers, percentage of net sales	15.00%
Net sales | Customers accounted for 10% or more | SK Hynix
Revenue, Major Customer [Line Items]
NET SALES		$ 111,265		$ 150,762
Major customers, percentage of net sales		21.00%		29.00%

[1]	The figure represents the revenue by geographic area based on the bill-to location. Commencing in 2019, revenue derived from Japan was reclassified to others. The above breakdown for 2017 and 2018 has been reclassified on the same basis.